Warrants - Schedule of Warrants Issued and Outstanding (Details) - $ / shares			6 Months Ended	12 Months Ended
	May 05, 2023	Oct. 06, 2022	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jun. 24, 2024
Class of Warrant or Right [Line Items]
Outstanding, Balance			511,370	162,472	0
Weighted Average Exercise Price (in Dollars per share)			$ 625.01	$ 266.4	$ 772	$ 920
Weighted Average Remaining Life in Years			3 years 10 months 20 days	3 years 3 months 29 days	3 years 11 months 15 days
Issued			0	368,853	9,259
Exercised			(122,951)	(19,955)	0
Outstanding, Balance			388,419	511,370	162,472
Public [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			123,795	143,750	0
Weighted Average Exercise Price (in Dollars per share)			$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years			2 years 11 months 23 days	3 years 5 months 23 days	4 years 5 months 23 days
Issued			0	0	0
Exercised			0	(19,955)	0
Outstanding, Balance			123,795	123,795	143,750
Private [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			6,963	6,963	0
Weighted Average Exercise Price (in Dollars per share)			$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years			2 years 11 months 23 days	3 years 5 months 23 days	4 years 5 months 23 days
Issued			0	0	0
Exercised			0	0	0
Outstanding, Balance			6,963	6,963	6,963
Bridge [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			2,174	2,174	0
Weighted Average Exercise Price (in Dollars per share)		$ 920	$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years			1 year 3 months 3 days	1 year 9 months 3 days	2 years 9 months 3 days
Issued		2,174	0	0	0
Exercised			0	0	0
Outstanding, Balance			2,174	2,174	2,174
Extension [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			326	326	0
Weighted Average Exercise Price (in Dollars per share)	$ 920		$ 920	$ 920	$ 920
Weighted Average Remaining Life in Years			1 year 10 months 6 days	2 years 4 months 6 days	3 years 4 months 6 days
Issued	326		0	0	0
Exercised			0	0	0
Outstanding, Balance			326	326	326
Septemberb 2024 Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			9,259	9,259	0
Weighted Average Exercise Price (in Dollars per share)			$ 180	$ 180	$ 180
Weighted Average Remaining Life in Years			3 years 3 months	3 years 9 months	4 years 9 months
Issued			0	0	9,259
Exercised			0	0	0
Outstanding, Balance			9,259	9,259	9,259
Pre Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			122,951
Weighted Average Exercise Price (in Dollars per share)			$ 0
Weighted Average Remaining Life in Years			0 years
Issued			0
Exercised			(122,951)
Outstanding, Balance			0	122,951
Public [Member]
Class of Warrant or Right [Line Items]
Outstanding, Balance			245,902	0
Weighted Average Exercise Price (in Dollars per share)			$ 488	$ 48.8
Weighted Average Remaining Life in Years			4 years 5 months 1 day	4 years 11 months 1 day
Issued			0	245,902
Exercised			0	0
Outstanding, Balance			245,902	245,902	0